Note 1 - The Company and Basis of Presentation	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	The Company and Basis of Presentation

On September 23, 2014, Viveve® Medical, Inc. (formerly PLC Systems Inc.) a Yukon Territory corporation (“ Viveve Medical”, the “Company”, “we”, “our”, or “us”) completed a reverse acquisition and recapitalization pursuant to the terms and conditions of an Agreement and Plan of Merger (“Merger Agreement”) by and among the Company, Viveve, Inc., a Delaware corporation (“Viveve”) and PLC Systems Acquisition Corp., a wholly owned subsidiary of the Company (the “Merger”). As of that date, Viveve operates as a wholly-owned subsidiary of the Company and on that date the Company changed its name from PLC Systems Inc. to Viveve Medical, Inc. Viveve Medical competes in the women’s health industry by marketing the Viveve System™ as a way to improve the overall sexual well-being and quality of life of women suffering from vaginal laxity. Viveve Medical retained all its personnel following the Merger and continues to be headquartered in Sunnyvale, California.

At the effective time of the Merger, the Company divested the ownership of its former operating subsidiaries, PLC Medical Systems, Inc. and PLC Systemas Medicos Internacionais, which, following the Merger, operate as independent entities under new ownership.

In connection with the Merger, certain outstanding convertible bridge notes in the aggregate principal amount of $4,875,000 and related accrued interest of approximately $522,000 were extinguished.

Additionally, warrant liabilities of Viveve for approximately $572,000 were extinguished in connection with the Merger.

Pursuant to the Merger Agreement, all shares of capital stock (including common and preferred stock) of Viveve owned by accredited investors were converted into 3,743,282 shares of the Company's common stock which represented approximately 62% of the issued and outstanding shares of common stock of the Company on a fully diluted basis. In addition, non-accredited investors of Viveve were entitled to receive, on a pro-rata basis, an aggregate of approximately $16,000 in exchange for the shares of common stock of Viveve owned by such shareholders upon closing. Upon the closing of the Merger, an additional 943,596 shares of the Company’s common stock were issued upon the automatic conversion of a warrant issued in exchange for the cancellation of related party convertible bridge notes.

The acquisition was accounted for as a reverse merger and recapitalization effected by a share exchange. Viveve was considered the acquirer for accounting and financial reporting purposes. The assets and liabilities of the acquired entity were brought forward at their book value and no goodwill was recognized.

Concurrent with the Merger, Viveve Medical completed a private placement for total gross proceeds of approximately $6 million (including the conversion of approximately $1.5 million in outstanding convertible bridge notes) (the “September 2014 Offering”). As a result, Viveve Medical issued 11,305,567 shares of common stock (which excludes an additional 101,365 shares of common stock which were not issued as a result of beneficial ownership limitations) and 5-year warrants to purchase up to 940,189 shares of common stock at an exercise price of $0.53 per share.

 On May 14, 2015, in connection with the closing of a private placement (the “May 2015 Offering”), Viveve Medical issued an aggregate of 32,432,432 shares of common stock at $0.37 per share for gross proceeds of approximately $12,000,000 in accordance with the terms and conditions of those certain Securities Purchase Agreements by and between the Company and certain accredited investors. The net proceeds to the Company after the deduction of placement agent commissions and other expenses were approximately $11,040,000.

On November 24, 2015, in connection with the closing of a private placement (the “November 2015 Offering”), Viveve Medical issued an aggregate of 8,573,385 shares of common stock at $0.70 per share for gross proceeds of approximately $6,000,000 in accordance with the terms and conditions of those certain Securities Purchase Agreements by and between the Company and certain accredited investors. The net proceeds to the Company after the deduction of placement agent commissions and other expenses were approximately $5,393,000.

The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred net losses from operations since its inception and has an accumulated deficit of $48,511,000 as of December 31, 2015. Management expects operating losses to continue through the foreseeable future. The Company's ability to transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support its cost structure. The Company has not generated significant revenues and has funded its operating losses through the sale of preferred and common stock and the issuance of debt. The Company has a limited operating history and its prospects are subject to risks, expenses and uncertainties frequently encountered by companies in the industry. These risks include, but are not limited to, the uncertainty of availability of additional financing and the uncertainty of achieving future profitability. Management of the Company intends to raise additional funds through the issuance of equity securities. There can be no assurance that such financing will be available or on terms which are favorable to the Company. Failure to generate sufficient cash flows from operations, raise additional capital or reduce certain discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not contain any adjustments that might result from the outcome of this uncertainty.